Basis of Presentation	6 Months Ended
Jul. 31, 2025
Basis of Presentation
Basis of Presentation

Note 2 –Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and US Securities and Exchange Commission (“SEC”) for the preparation of condensed interim financial statements. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and notes required for compliance with GAAP for annual financial statements. These statements should be read in conjunction with our audited annual consolidated financial statements prepared in accordance with GAAP for the fiscal year ended January 31, 2025.

The unaudited condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of results for the interim periods presented. The preparation of these unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and the accompanying notes. Actual results could differ from these estimates and the results of operations for the interim period should not be considered indicative of results to be expected for the full year ending January 31, 2026.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ends on January 31, 2026, is referred to as the “current fiscal year”, “fiscal 2026”, “2026” or using similar words. Our previous fiscal year, which ended on January 31, 2025, is referred to as the “previous fiscal year”, “fiscal 2025”, “2025” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2027” refers to the annual period ending January 31, 2027 and the “fourth quarter of 2027” refers to the quarter ending January 31, 2027.

The significant accounting policies used in preparing these condensed consolidated financial statements are unchanged from those disclosed in the Company’s fiscal 2025 annual consolidated financial statements and have been applied consistently to all periods presented in these condensed consolidated financial statements.

Recently issued accounting pronouncements

In July 2025, the FASB issued Accounting Standards Update 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”). The amendments in ASU 2025-05 provide all entities with a practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company expects to adopt this guidance in the first quarter of fiscal 2027. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The amendments in ASU 2023-09 enhance transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, which is our fiscal year that began on February 1, 2025 (fiscal 2026). Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company will adopt this guidance in the fourth quarter of fiscal 2026. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued a subsequent amendment to the initial guidance in January 2025, collectively referred to as “ASU 2024-03”. The amendments in ASU 2024-03 require disaggregation of certain expense captions into specified categories in disclosures within the notes to financial statements, which is expected to enhance cost transparency and improve comparability. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company expects to adopt this guidance in the fourth quarter of fiscal 2028. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.